SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	12 Months Ended
Dec. 31, 2012
SIGNIFICANT FOURTH QUARTER ADJUSTMENTS
SIGNIFICANT FOURTH QUARTER ADJUSTMENTS	NOTE 15 – SIGNIFICANT FOURTH QUARTER ADJUSTMENTS There were no material fourth quarter adjustments or accounting changes.